MFS(R) INSTITUTIONAL TRUST:

              MFS INSTITUTIONAL INTERNATIONAL RESEARCH EQUITY FUND



                      Supplement to the Current Prospectus

Effective immediately, the second paragraph in the section entitled "Principal Investment Policies" under the caption "II: Risk Return Summary" is hereby revised as follows:

     The fund's assets are allocated among various sectors. A team of MFS investment research analysts selects portfolio securities for the fund.



                The date of this Supplement is February 15, 2005.